Trade receivables (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision matrix [line items]
Provisions at beginning of period	$ 8,727
Utilization of reversal of provisions for doubtful trade receivables	19,348	$ 18,567	$ 17,452
Provisions at end of period	8,301	8,727
Trade receivables [member]
Disclosure of provision matrix [line items]
Provisions at beginning of period	8,727
Provisions at end of period	8,301	8,727
Trade receivables [member] | Provision for doubtful receivable [member]
Disclosure of provision matrix [line items]
Provisions at beginning of period	(126)	(190)	(162)
Impact of divestments			12
Impact of business combinations		(1)
Provisions for doubtful trade receivables charged to the consolidated income statement	(89)	(47)	(119)
Utilization of reversal of provisions for doubtful trade receivables	12	39	12
Reversal of provisions for doubtful trade receivables	53	61	76
Currency translation effects	1	12	(9)
Provisions at end of period	(95)	(126)	(190)
Continuing operations [member] | Trade receivables [member] | Provision for doubtful receivable [member]
Disclosure of provision matrix [line items]
Provisions for doubtful trade receivables charged to the consolidated income statement		(30)	(94)
Reversal of provisions for doubtful trade receivables		44	$ 60
Discontinued operations [member] | Trade receivables [member] | Provision for doubtful receivable [member]
Disclosure of provision matrix [line items]
Provisions at beginning of period	$ 54
Provisions at end of period		$ 54